Property and Equipment - Additional Information (Detail) (USD $)	12 Months Ended		92 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013
Property Plant And Equipment Useful Life And Values [Abstract]
Depreciation expense	$ 35,366	$ 57,453	$ 292,739